Consolidated Statement of Income - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statement of Income [Line Items]
Interest and similar income	[1]	€ 25,149	€ 24,793	€ 23,542
Interest expense		11,400	11,601	11,164
Net interest income		13,749	13,192	12,378
Provision for credit losses		723	525	525
Net interest income after provision for credit losses		13,026	12,667	11,853
Commissions and fee income		9,520	10,039	11,002
Net gains (losses) on financial assets/liabilities at fair value through profit or loss		193	1,332	2,926
Net gains (losses) on financial assets at amortized cost		0	2
Net gains (losses) on financial assets at fair value through other comprehensive income		260	317
Net gains (losses) on financial assets available for sale				479
Net income (loss) from equity method investments		110	219	137
Other income (loss)		(669)	215	(475)
Total noninterest income		9,416	12,124	14,070
Compensation and benefits		11,142	11,814	12,253
General and administrative expenses		12,253	11,286	11,973
Impairment of goodwill and other intangible assets		1,037	0	21
Restructuring activities		644	360	447
Total noninterest expenses		25,076	23,461	24,695
Profit (loss) before income taxes		(2,634)	1,330	1,228
Income tax expense (benefit)		2,630	989	1,963
Profit (loss)		(5,265)	341	(735)
Profit (loss) attributable to noncontrolling interests		125	75	15
Profit (loss) attributable to Deutsche Bank shareholders and additional equity components		€ (5,390)	€ 267	€ (751)

[1]	Interest and similar income included EUR18.0billion and EUR16.8billion for the year ended December31, 2019 and 2018, respectively, calculated based on effective interest method.